Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Percentage of income attributable to wholly-owned operations and investments for which income tax expense and effective tax rate calculated	100.00%	100.00%	100.00%
Valuation allowance	$ 14,178	$ 11,554
Gross unrecognized tax benefits	8,328	7,783	$ 7,874	$ 7,752
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	6,698	6,263
Estimated accrued interest and penalties resulting from unrecognized tax benefits	$ 1,220	1,196
Income taxes paid, net of refunds disaggregation threshold percent	5.00%
Cash paid for income taxes, net of refunds	$ 164,733	$ 124,599	$ 188,443
Foreign subsidiaries earnings	$ 163,000
Corporate minimum tax rate	20.30%	20.80%	19.70%
Pillar Two Limit [Member]
Income Taxes [Line Items]
Corporate minimum tax rate	15.00%
America Rescue Plan Act of 2021 [Member]
Income Taxes [Line Items]
Annual cap on compensation	$ 1,000
One Big Beautiful Bill Act [Member]
Income Taxes [Line Items]
Percentage of bonus depreciation for qualifying assets placed in service	100.00%
State and other [Member]
Income Taxes [Line Items]
Net operating loss carry forwards	$ 24,633
Foreign [Member]
Income Taxes [Line Items]
Net operating loss carry forwards	$ 19,311
Foreign [Member] | Maximum [Member]
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date	2044
Foreign [Member] | Minimum [Member]
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date	2036
Federal [Member]
Income Taxes [Line Items]
Net operating loss carry forwards	$ 0